SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Jul. 31, 2020 USD ($) item	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Accounts receivables, net	$ 939,392	$ 1,472,258
Contract liabilities	1,063,642	415,392
Revenues	$ 685,999	3,078,758	$ 5,307,891
Consulting services
Disaggregation of Revenue [Line Items]
Number of phases of consulting services | item	3
Contract liabilities	$ 512,238	415,392
Phase I consulting services
Disaggregation of Revenue [Line Items]
Period of completion	3 months
Phase II consulting services
Disaggregation of Revenue [Line Items]
Period of completion	8 months
Customer's initial registration fee
Disaggregation of Revenue [Line Items]
Revenues	$ 0	0	$ 0
Movie Theater Operating
Disaggregation of Revenue [Line Items]
Percentage of revenue deferred until the gift cards and packaged tickets are redeemed	100.00%
Multi-channel advertising, event planning and execution
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 551,404	$ 0
Revenues	$ 40,872
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-07-31
Disaggregation of Revenue [Line Items]
Contract liabilities recognition period	1 year